UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31

Date of reporting period: 9/30/10

FORM N-CSRS

ITEM 1.	REPORTS TO STOCKHOLDERS

Semi-Annual Report
September 30, 2010

HAWAIIAN TAX-FREE TRUST
A tax-free income investment

Serving Hawaii Investors For More Than 25 Years Hawaiian Tax-Free Trust “Consistency”

November, 2010

Dear Fellow Shareholder:

     When we created Hawaiian Tax-Free Trust 25 years ago, we started with a few simple goals as our building blocks.

•	To create a tax-free product specifically designed for Hawaii residents, like you; while recognizing your need to preserve capital.

•	To keep you well informed, while communicating with you in simple, straight-forward language - no jargon - financial or otherwise; and

•	To treat you, our fellow shareholders, as we ourselves would like to be treated – like individuals, not just as account numbers.

     Over the years, we have consistently sought ways to serve you better. As such, we have added various conveniences and features to your Trust in an effort to keep pace with your changing needs and expectations. At the same time, we have always kept our basic goals or building blocks in mind –the core of which is you, our shareholders.

     We have, therefore, never lost sight of the fact that it is:

-	Your money,

-	Invested in your Trust,

-	Invested right here in projects in your communities.

     And, we haven’t forgotten the strategy that we first formulated in an effort to make your Trust’s performance as consistent as possible:

•	stick with high-quality investments,

•	keep an intermediate maturity for the Trust’s portfolio,

•	diversify investments around the state, and

•	utilize the expertise of local talent – Trustees, Officers, and portfolio management.

NOT A PART OF THE SEMI-ANNUAL REPORT

     So, while change is inevitable, we firmly believe that we should never lose sight of our core building blocks. We believe our disciplined approach toward consistency has served you well over the years. And, we believe consistency will continue to serve us well over the future. After all consistency is what you expect from our management of your Trust.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann Vice Chair and President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Municipal Bonds (96.7%)	S&P	Value

	General Obligation Bonds (60.0%)

	City and County of Honolulu, Hawaii
$5,000,000	5.000%, 09/01/19 Series F	Aa1/AA	$6,050,050
5,000,000	5.000%, 09/01/20	Aa1/AA	5,983,500
3,500,000	5.250%, 09/01/26	Aa1/AA	4,105,360
3,820,000	5.250%, 09/01/27	Aa1/AA	4,435,402
7,390,000	5.250%, 09/01/28 Series D	Aa1/AA	8,493,918
8,585,000	5.250%, 09/01/30	Aa1/AA	9,753,848
9,105,000	5.250%, 09/01/31	Aa1/AA	10,255,417
	City and County of Honolulu, Hawaii, FGIC Insured
7,720,000	5.000%, 07/01/21	Aa1/AA	8,698,587
	City and County of Honolulu, Hawaii, NPFG Insured
8,500,000	5.000%, 07/01/17	Aa1/AA	9,627,355
	City and County of Honolulu, Hawaii, NPFG FGIC
	Insured
8,270,000	5.000%, 07/01/21	Aa1/AA	9,318,305
1,000,000	5.000%, 07/01/22	Aa1/AA	1,122,440
	City and County of Honolulu, Hawaii Refunding,
	Series A
7,000,000	5.000%, 04/01/27	Aa1/AA	7,997,220
8,105,000	5.000%, 07/01/27	Aa1/AA	8,899,695
	City and County of Honolulu, Hawaii Refunding,
	Series F, NPFG FGIC Insured
1,500,000	5.000%, 07/01/28	Aa1/AA	1,611,630
	City and County of Honolulu, Hawaii, Series A 1993,
	FGIC - TCRS Insured, Escrowed to Maturity,
	Collateral: U.S. Government Securities
5,825,000	6.000%, 01/01/11	#Aaa/AA	5,904,628
920,000	6.000%, 01/01/12	#Aaa/AAA	983,241
	City and County of Honolulu, Hawaii Series A 1994,
	FGIC Insured, Escrowed to Maturity, Collateral:
	U.S. Government Securities
3,995,000	5.750%, 04/01/11	#Aaa/NR	4,101,866
775,000	5.750%, 04/01/13	Aaa/AAA	874,278

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (continued)	S&P	Value
	City and County of Honolulu, Hawaii, Series A,
	Refunded - 1995 Escrowed to Maturity, NPFG
	Insured, Collateral: U.S. Government Securities
$1,090,000	6.000%, 11/01/10	NR/AA	$1,094,923
410,000	6.000%, 11/01/10	NR/AA	411,852
	City and County of Honolulu, Hawaii, Series A 2003,
	NPFG Insured, Unrefunded Portion
1,115,000	5.250%, 03/01/15	Aa1/AA	1,238,063
1,775,000	5.250%, 03/01/17	Aa1/AA	1,966,860
745,000	5.250%, 03/01/18	Aa1/AA	822,696
	City and County of Honolulu, Hawaii, Series A,
	AGM Insured
3,000,000	5.000%, 07/01/29	Aa1/AAA	3,275,430
	City and County of Honolulu, Hawaii, Series A,
	AGM Insured, Prerefunded to 09/01/11 @100,
	Collateral: U.S. Treasury Obligations & Resolution
	Funding Corporation
3,500,000	5.375%, 09/01/18	Aa1/AAA	3,656,555
2,000,000	5.125%, 09/01/20	Aa1/AAA	2,084,960
	City and County of Honolulu, Hawaii, Series A,
	FGIC-TCRS Insured
1,580,000	6.000%, 01/01/12	Aa2/AA	1,684,928
3,025,000	5.750%, 04/01/13	Aa1/AA	3,394,867
	City and County of Honolulu, Hawaii, Series A,
	NPFG FGIC Insured, Unrefunded Portion
5,000	5.750%, 04/01/11	Aa1/AA	5,133
	City and County of Honolulu, Hawaii, Series A,
	NPFG Insured
5,000,000	5.000%, 07/01/21	Aa1/AA	5,581,250
5,000,000	5.000%, 07/01/22	Aa1/AA	5,519,850
12,000,000	5.000%, 07/01/28	Aa1/AA	12,903,960
7,000,000	5.000%, 07/01/29	Aa1/AA	7,489,230

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (continued)	S&P	Value
	City and County of Honolulu, Hawaii, Series A,
	NPFG Insured, Prerefunded to 03/01/13 @100,
	Collateral: U.S. Government Securities
$1,885,000	5.250%, 03/01/15	NR/AAA	$2,098,344
3,005,000	5.250%, 03/01/17	NR/AAA	3,345,106
1,255,000	5.250%, 03/01/18	NR/AAA	1,397,041
	City and County of Honolulu, Hawaii, Series A,
	Prerefunded to 09/01/11 @100
5,000,000	5.250%, 09/01/22	Aa1/AAA	5,218,050
	City and County of Honolulu, Hawaii, Series A,
	Refunding
2,000,000	5.250%, 04/01/17	Aa1/AA	2,412,620
5,000,000	5.000%, 04/01/19	Aa1/AA	6,027,100
3,930,000	5.000%, 04/01/20	Aa1/AA	4,720,559
	City and County of Honolulu, Hawaii, Series B,
	FGIC-TCRS Insured, Unrefunded Portion
7,310,000	5.500%, 10/01/11	Aa1/AA	7,667,094
	City and County of Honolulu, Hawaii, Series B, AGM
	Insured, Custodial Receipts, Unrefunded Portion
3,955,000	8.000%, 10/01/10	Aa1/AAA	3,955,796
	City and County of Honolulu, Hawaii, Series C,
	NPFG Insured
6,740,000	5.000%, 07/01/18	Aa1/AA	7,698,832
	City and County of Honolulu, Hawaii, Series D,
	AGM Insured
2,595,000	5.000%, 07/01/22	Aa1/AAA	2,864,802
	City and County of Honolulu, Hawaii, Series D,
	NPFG Insured
3,750,000	5.000%, 07/01/19	Aa1/AA	4,257,937
6,080,000	5.000%, 07/01/21	Aa1/AA	6,786,800
	City and County of Honolulu, Hawaii, Series F,
	NPFG FGIC Insured
1,000,000	5.250%, 07/01/19	Aa1/AA	1,149,140
5,335,000	5.250%, 07/01/20	Aa1/AA	6,109,855

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (continued)	S&P	Value
	City and County of Honolulu, Hawaii, Water Utility
	Refunding and Improvement, Escrowed to Maturity,
	FGIC Insured, Collateral: U.S. Government Securities
$1,125,000	6.000%, 12/01/12	Aa2/A	$1,257,221
1,050,000	6.000%, 12/01/15	Aa2/A	1,298,840
	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-	2,231,315
2,245,000	5.500%, 07/15/23	Aa2/AA-	2,641,871
1,990,000	5.750%, 07/15/24	Aa2/AA-	2,350,369
2,370,000	5.750%, 07/15/25	Aa2/AA-	2,784,868
3,585,000	6.000%, 07/15/27	Aa2/AA-	4,260,271
	County of Hawaii, FGIC Insured, Prerefunded to
	07/15/11 @100
1,065,000	5.500%, 07/15/14	Aa2/A+	1,107,813
1,340,000	5.500%, 07/15/15	Aa2/A+	1,393,868
	County of Hawaii, NPFG Insured
2,010,000	5.250%, 07/15/21	Aa2/AA-	2,263,682
	County of Hawaii, Series A
1,900,000	5.000%, 07/15/17	Aa2/AA-	2,252,944
2,870,000	5.000%, 03/01/29	Aa2/AA-	3,227,085
1,085,000	5.000%, 03/01/30	Aa2/AA-	1,214,441
	County of Hawaii, Series A, AGM Insured
1,000,000	5.000%, 07/15/16	Aa2/AAA	1,105,520
2,000,000	5.000%, 07/15/17	Aa2/AAA	2,211,040
1,000,000	5.000%, 07/15/18	Aa2/AAA	1,104,360
	County of Hawaii, Series A, CIFG Insured
1,850,000	5.000%, 07/15/20	Aa2/AA-	2,085,635
	County of Hawaii, Series A, NPFG FGIC Insured
4,905,000	5.600%, 05/01/11	Aa2/AA-	5,052,346
1,000,000	5.600%, 05/01/12	Aa2/AA-	1,078,780
1,000,000	5.600%, 05/01/13	Aa2/AA-	1,121,680
	County of Hawaii, Series A, FGIC Insured, Prerefunded
	to 07/15/11 @100 Collateral: State and Local
	Government Securities
1,465,000	5.500%, 07/15/16	Aa2/A+	1,523,893
1,025,000	5.125%, 07/15/20	Aa2/A+	1,063,222

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (continued)	S&P	Value
	County of Kauai, Hawaii, 2005-Series A, NPFG
	FGIC Insured
$1,560,000	5.000%, 08/01/16	Aa2/AA	$1,798,118
2,010,000	5.000%, 08/01/17	Aa2/AA	2,289,792
2,060,000	5.000%, 08/01/18	Aa2/AA	2,330,540
1,075,000	5.000%, 08/01/19	Aa2/AA	1,202,560
	County of Kauai, Hawaii, NPFG Insured, Prerefunded
	to 08/01/11 @100, Collateral: State & Local
	Government Series 100%
140,000	5.625%, 08/01/13	NR/AA	146,093
560,000	5.625%, 08/01/14	NR/AA	584,371
355,000	5.625%, 08/01/17	NR/AA	370,450
345,000	5.625%, 08/01/18	NR/AA	360,014
805,000	5.500%, 08/01/20	NR/AA	839,213
	County of Kauai, Hawaii, NPFG Insured, Unrefunded
	Portion
985,000	5.625%, 08/01/13	Baa1/AA	1,022,361
1,060,000	5.625%, 08/01/14	Baa1/AA	1,099,665
680,000	5.625%, 08/01/17	Baa1/AA	705,507
655,000	5.625%, 08/01/18	Baa1/AA	678,632
1,555,000	5.500%, 08/01/20	Baa1/AA	1,609,254
	County of Kauai, Hawaii, Series A, NPFG FGIC Insured
1,000,000	5.000%, 08/01/23	Aa2/AA	1,096,660
1,555,000	5.000%, 08/01/24	Aa2/AA	1,699,444
1,500,000	5.000%, 08/01/25	Aa2/AA	1,633,695
	County of Maui, Hawaii, NPFG Insured
1,250,000	3.800%, 03/01/16	Aa1/AA	1,365,400
1,105,000	5.000%, 03/01/19	Aa1/AA	1,231,257
	County of Maui, Hawaii, NPFG FGIC Insured
1,125,000	5.250%, 03/01/18	Aa1/AA	1,140,863
	County of Maui, Hawaii, 2001 - Series A, NPFG
	Insured, Partially Prerefunded to 03/01/11 @100,
	Collateral: U.S. Government Securities
465,000	5.500%, 03/01/18	NR/NR**	474,849

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (continued)	S&P	Value
	County of Maui, Hawaii, 2002 - Series A, NPFG
	Insured, Prerefunded to 03/01/12 @100, Collateral:
	U.S. Government Securities
$1,105,000	5.250%, 03/01/15	NR/AA	$1,179,554
1,205,000	5.250%, 03/01/16	NR/AA	1,286,301
1,000,000	5.250%, 03/01/18	NR/AA	1,067,470
1,750,000	5.250%, 03/01/19	NR/AA	1,868,073
1,000,000	5.000%, 03/01/20	NR/AA	1,063,970
	County of Maui, Hawaii, Series A, NPFG Insured
1,165,000	4.375%, 07/01/19	Aa1/AA	1,288,944
	County of Maui, Hawaii, Series A, NPFG Insured,
	Unrefunded Balance
535,000	5.500%, 03/01/18	Aa1/AA	543,084
	County of Maui, Hawaii, Series B, NPFG FGIC Insured
1,065,000	5.250%, 03/01/11	Aa1/AA	1,084,979
	County of Maui, Hawaii, Series C, NPFG FGIC Insured
1,020,000	5.250%, 03/01/16	Aa1/AA	1,036,187
1,250,000	5.250%, 03/01/20	Aa1/AA	1,267,263
	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa1/AA	7,400,650
	State of Hawaii, Prerefunded to 08/01/11 @100
3,230,000	5.250%, 08/01/21	Aa1/AA	3,360,654
	State of Hawaii, Prerefunded to 02/01/12 @100
1,050,000	5.500%, 02/01/21	Aa1/AAA	1,120,109
	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	Aa2/NR	870,627
	State of Hawaii, AGM Insured
1,450,000	5.500%, 02/01/21	Aa1/AAA	1,539,233
	State of Hawaii, AMBAC Insured
5,000,000	5.000%, 07/01/16	Aa1/AA	5,797,500
	State of Hawaii, NPFG Insured
3,895,000	5.000%, 08/01/20	Aa2/AA	4,009,825
1,770,000	5.250%, 08/01/21	Aa2/AA	1,825,330
	State of Hawaii, NPFG Insured
5,000,000	5.000%, 10/01/22	Aa1/AA	5,550,000

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (continued)	S&P	Value
	State of Hawaii, NPFG FGIC Insured
$2,330,000	6.000%, 12/01/12	Aa1/AA	$2,599,581
	State of Hawaii, Series BZ, NPFG FGIC Insured
3,700,000	6.000%, 10/01/11	Aa1/AA	3,895,175
3,500,000	6.000%, 10/01/12	Aa1/AA	3,878,280
	State of Hawaii, Series CA, NPFG FGIC Insured
2,000,000	5.750%, 01/01/11	Aa2/AA	2,026,140
	State of Hawaii, Series CH
1,000,000	4.750%, 11/01/11	Aa1/AA	1,045,280
	State of Hawaii, Series CL, NPFG FGIC Insured
2,305,000	6.000%, 03/01/11	Aa1/AA	2,358,499
	State of Hawaii, Series CM, NPFG FGIC Insured
3,000,000	6.500%, 12/01/15	Aa1/AA	3,744,810
	State of Hawaii, Series CU, Prerefunded to10/01/10
	@100, NPFG Insured, Collateral: State & Local
	Government Series 100%
3,000,000	5.600%, 10/01/19	NR/AA	3,000,000
	State of Hawaii , Series CV, Prerefunded to 08/01/11
	@100
7,105,000	5.000%, 08/01/20	Aa1/AA	7,377,761
	State of Hawaii , Series CV, NPFG FGIC Insured
1,015,000	5.000%, 08/01/21	Aa1/AA	1,042,973
	State of Hawaii , Series CX, AGM Insured,
	Prerefunded 02/01/12 @ 100
8,725,000	5.500%, 02/01/13	Aa1/AAA	9,307,568
	State of Hawaii , Series CX, AGM Insured, Unrefunded
	Balance
3,075,000	5.500%, 02/01/16	Aa1/AAA	3,275,213
	State of Hawaii, Series CZ, Prerefunded to 07/01/12
	@100
2,000,000	5.250%, 07/01/15	Aa1/AAA	2,164,980
	State of Hawaii, Series CZ, AGM Insured Prerefunded
	to 07/01/12 @100, Collateral: U.S. Government
	Securities
3,000,000	5.250%, 07/01/17	Aa1/AA	3,247,470

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (continued)	S&P	Value
	State of Hawaii, Series DD, NPFG Insured
$5,000,000	5.250%, 05/01/23	Aa1/AA	$5,555,650
	State of Hawaii, Series DE, NPFG Insured
16,000,000	5.000%, 10/01/21	Aa1/AA	17,818,400
2,500,000	5.000%, 10/01/24	Aa1/AA	2,765,925
	State of Hawaii, Series DF, AMBAC Insured
3,500,000	5.000%, 07/01/18	Aa1/AA	4,008,200
10,000,000	5.000%, 07/01/22	Aa1/AA	11,272,400
5,000,000	5.000%, 07/01/23	Aa1/AA	5,636,200
10,000,000	5.000%, 07/01/24	Aa1/AA	11,229,200
5,000,000	5.000%, 07/01/25	Aa1/AA	5,593,150
	State of Hawaii, Series DG, AMBAC Insured, Refunding
2,000,000	5.000%, 07/01/17	Aa1/AA	2,305,140
	State of Hawaii, Series DI, AGM Insured
5,000,000	5.000%, 03/01/20	Aa1/AAA	5,639,050
2,750,000	5.000%, 03/01/21	Aa1/AAA	3,086,655
5,000,000	5.000%, 03/01/22	Aa1/AAA	5,588,000
	State of Hawaii, Series DJ, AMBAC Insured
5,000,000	5.000%, 04/01/23	Aa1/AA	5,651,700
	State of Hawaii, Series DJ, AGM-CR AMBAC Insured
5,000,000	5.000%, 04/01/23	Aa1/AAA	5,635,900
	State of Hawaii, Series DK
5,000,000	5.000%, 05/01/12	Aa1/AA	5,352,700
	State of Hawaii, Series DQ
10,000,000	5.000%, 06/01/23	Aa1/AA	11,481,400
	State of Hawaii, Series DY, Refunding
5,765,000	5.000%, 02/01/20	Aa1/AA	6,935,410
	Total General Obligation Bonds		501,044,738

	Revenue Bonds (36.7%)

	Board of Regents, University of Hawaii, University
	System, Series A, FGIC Insured, Prerefunded to
	07/15/12 @100, Collateral: State & Local
	Government Series 100%
2,000,000	5.500%, 07/15/19	Aa2/A+	2,177,500
2,000,000	5.500%, 07/15/21	Aa2/A+	2,177,500
2,000,000	5.500%, 07/15/22	Aa2/A+	2,177,500
3,000,000	5.500%, 07/15/29	Aa2/A+	3,266,250

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Board of Regents, University of Hawaii, University
	System, Series B, AGM Insured
$1,110,000	5.250%, 10/01/12	Aa3/AAA	$1,156,642
1,000,000	5.250%, 10/01/13	Aa3/AAA	1,041,410
1,140,000	5.250%, 10/01/14	Aa3/AAA	1,184,791
1,395,000	5.250%, 10/01/15	Aa3/AAA	1,448,959
	City and County of Honolulu, Hawaii Board of Water
	Supply & System, AGM Insured, Prerefunded to
	07/01/11 @100, Collateral: U.S. Government
	Securities
1,490,000	5.125%, 07/01/21	Aa2/AAA	1,543,357
5,450,000	5.250%, 07/01/23	Aa2/AAA	5,650,178
	City and County of Honolulu, Hawaii Board of Water
	Supply Water Systems, NPFG Insured
5,000,000	5.000%, 07/01/26	Aa2/AA	5,515,050
	City and County of Honolulu, Hawaii Board of Water
	Supply System, Refunding Series A, NPFG Insured
3,075,000	4.500%, 07/01/22	Aa2/AA	3,365,618
4,525,000	4.500%, 07/01/24	Aa2/AA	4,912,521
	City and County of Honolulu, Hawaii Board of Water
	Supply Water System, AGM Insured, Unrefunded
	Balance
1,510,000	5.125%, 07/01/21	Aa2/AAA	1,550,151
	City and County of Honolulu, Hawaii Water, NPFG
	FGIC Insured
2,545,000	4.750%, 07/01/19	Aa2/AA	2,731,141
	City and County of Honolulu, Hawaii, Wastewater
	System, NPFG Insured
5,000,000	5.000%, 07/01/32	Aa3/NR***	5,280,100
	City and County of Honolulu, Hawaii, Wastewater
	System, Series A, NPFG FGIC Insured
1,825,000	5.000%, 07/01/22	Aa2/AA-	2,009,617
	City and County of Honolulu, Hawaii Wastewater
	System, Senior Series, AMBAC Insured
1,810,000	5.500%, 07/01/11	Aa2/NR***	1,878,436

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	City and County of Honolulu, Hawaii, Wastewater
	System, Senior Series A, NPFG FGIC Insured
$3,370,000	5.000%, 07/01/18	Aa2/AA-	$3,837,925
2,000,000	5.000%, 07/01/24	Aa2/AA-	2,187,400
	City and County of Honolulu, Hawaii, Wastewater
	System, First Bond Resolution, Series SR,
	Prerefunded to 07/01/11 @100, Collateral: State
	& Local Government Series 100%
1,065,000	5.500%, 07/01/16	Aa2/NR***	1,105,672
3,000,000	5.500%, 07/01/17	Aa2/NR***	3,114,570
2,310,000	5.500%, 07/01/18	Aa2/NR***	2,398,219
2,000,000	5.250%, 07/01/19	Aa2/NR***	2,072,700
	City and County of Honolulu, Hawaii, Wastewater
	System, First Bond Resolution, Senior Series A,
	NPFG Insured
1,000,000	5.000%, 07/01/36	Aa2/AA-	1,056,540
	City and County of Honolulu, Hawaii Wastewater
	System, Second Bond, Junior B-1 Remarket
	09/15/06, NPFG Insured
1,340,000	5.000%, 07/01/18	Aa3/NR***	1,528,015
1,935,000	5.000%, 07/01/19	Aa3/NR***	2,183,222
2,035,000	5.000%, 07/01/20	Aa3/NR***	2,276,473
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue Linked Certificates
	(Kapiolani Health Care)
3,180,000	6.400%, 07/01/13	A3/BBB+	3,192,497
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue Pacific Health, Series B,
	LOC: Bank of Nova Scotia VRDO*, weekly reset
11,000,000	0.270%, 07/01/33	VMIG1/A-1+	11,000,000
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue Refunding Queens
	Health System, Series A VRDO*, weekly reset
19,200,000	0.300%, 07/01/29	VMIG1/A-1+	19,200,000

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue Refunding, The Queens
	Health System, Series B, VRDO* weekly reset
$3,385,000	0.280%, 07/01/29	VMIG1/A-1+	$3,385,000
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaian Electric
	Company, Inc.), Series A, AMBAC Insured
4,965,000	5.500%, 12/01/14	Baa1/BBB	5,002,386
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc.), Series A, NPFG Insured
4,125,000	4.950%, 04/01/12	Baa1/A	4,321,886
	Hawaii State Department of Budget and Finance of
	the State of Hawaii Special Purpose Revenue
	(Hawaiian Electric Company, Inc. and Subsidiaries
	Projects), Series A-AMT, NPFG Insured
5,700,000	5.650%, 10/01/27	Baa1/A	5,846,148
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian Electric Co.)
	Series B-AMT, AMBAC Insured
1,000,000	5.750%, 12/01/18	Baa1/BBB	1,007,860
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc., and Subsidiaries Projects), Series
	B-AMT, Syncora Guarantee, Inc. Insured
1,000,000	5.000%, 12/01/22	Baa1/BBB	1,009,530
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Hawaiian Electric
	Company, Inc.), Series D-AMT, AMBAC Insured
2,500,000	6.150%, 01/01/20	Baa1/BBB	2,508,900
	Hawaii State Department of Budget and Finance,
	Special Purpose Revenue (Wilcox Memorial
	Hospital Projects)
1,145,000	5.350%, 07/01/18	A3/BBB+	1,146,053

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Hawaii State Department of Hawaiian Home Lands
$605,000	4.000%, 04/01/11	A1/NR****	$610,766
575,000	4.000%, 04/01/12	A1/NR****	588,547
730,000	4.500%, 04/01/14	A1/NR****	781,516
500,000	5.000%, 04/01/15	A1/NR****	549,195
715,000	5.000%, 04/01/17	A1/NR****	788,552
1,000,000	5.500%, 04/01/20	A1/NR****	1,116,210
	Honolulu, Hawaii City & County Wastewater Systems
	Revenue, 1st Board Resolution-Senior Series A
2,455,000	5.000%, 07/01/21	Aa2/AA-	2,858,602
2,800,000	5.000%, 07/01/22	Aa2/AA-	3,236,884
3,300,000	5.000%, 07/01/23	Aa2/AA-	3,792,954
2,500,000	5.000%, 07/01/24	Aa2/AA-	2,846,700
	Honolulu, Hawaii City & County Wastewater
	Systems Revenue, 2nd Board Resolution
	Resolution-Junior-Series A
1,155,000	4.000%, 07/01/13	Aa3/A+	1,244,131
1,000,000	4.000%, 07/01/14	Aa3/A+	1,096,290
1,000,000	5.000%, 07/01/20	Aa2/AA-	1,173,690
1,030,000	5.000%, 07/01/22	Aa3/A+	1,173,685
	Illinois Finance Authority Revenue University Chicago
	VRDO* weekly reset
5,000,000	0.280%, 08/01/43	VMIG1/A-1+	5,000,000
	North Carolina Educational Facilities Finance Agency
	Revenue, Queens College, VRDO*, weekly reset
5,665,000	0.320%, 03/01/19	NR/NR****	5,665,000
	Puerto Rico Commonwealth Highway & Transportation
	Authority Revenue, Series G, FGIC Insured
1,000,000	5.250%, 07/01/15	A3/BBB	1,059,230
	Puerto Rico Commonwealth Public Finance Corporation
	Revenue Bonds, Series A, Prerefunded to 08/01/11
	@100, NPFG Insured, Collateral: 38% U.S. Treasury;
	62% U.S. Government Securities
5,000,000	5.500%, 08/01/17	Aaa/A	5,204,850

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Puerto Rico Electric Power Authority Power Revenue
	Bonds Series QQ, Syncora Guarantee, Inc. Insured
$3,195,000	5.500%, 07/01/16	A3/BBB+	$3,669,330
	Puerto Rico Electric Power Authority Power Revenue
	Series TT
5,000,000	5.000%, 07/01/26	A3/BBB+	5,268,350
	Puerto Rico Electric Power Authority Power Revenue,
	Refunding Series UU
1,000,000	4.250%, 07/01/13	A3/BBB+	1,067,940
	State of Hawaii Airport System, AMT, NPFG FGIC
	Insured
7,425,000	5.750%, 07/01/13	A2/A	7,697,349
4,000,000	5.750%, 07/01/17	A2/A	4,122,240
11,000,000	5.625%, 07/01/18	A2/A	11,298,100
6,000,000	5.250%, 07/01/21	A2/A	6,081,300
	State of Hawaii Airport System, AMT, Second Series,
	Escrowed to Maturity, NPFG Insured, Collateral:
	U.S. Government Securities
2,830,000	6.900%, 07/01/12	NR/AAA	3,025,921
	State of Hawaii Airport System, Series A
2,000,000	4.000%, 07/01/20	A2/A-	2,126,000
3,000,000	5.000%, 07/01/22	A2/A-	3,381,720
	State of Hawaii Harbor Capital Improvement Revenue,
	Series B-AMT, AMBAC Insured
3,000,000	5.500%, 07/01/19	NR/NR**	3,121,320
	State of Hawaii Harbor System Revenue, Series A,
	AGM Insured
4,910,000	5.250%, 01/01/25	Aa3/AAA	5,206,711
	State of Hawaii Harbor System Revenue, Series
	A-AMT
2,415,000	4.750%, 01/01/11	A2/A+	2,435,914
	State of Hawaii Harbor System Revenue, Series
	A-AMT, AGM Insured
2,000,000	5.250%, 07/01/15	Aa3/AAA	2,252,860
2,000,000	5.750%, 07/01/17	Aa3/AAA	2,026,000
2,215,000	5.250%, 07/01/17	Aa3/AAA	2,489,616
1,500,000	5.900%, 07/01/21	Aa3/AAA	1,518,555

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	State of Hawaii Highway Revenue
$1,000,000	5.250%, 01/01/17	Aa2/AA+	$1,196,180
1,000,000	5.250%, 01/01/18	Aa2/AA+	1,203,040
5,000,000	5.500%, 07/01/18	Aa2/AA+	6,144,100
5,220,000	6.000%, 01/01/23	Aa2/AA+	6,359,578
	State of Hawaii Highway Revenue, Prerefunded to
	07/01/11 @100, AGM Insured, Collateral: State &
	Local Government Series 100%
1,530,000	5.375%, 07/01/14	Aa2/AAA	1,587,605
2,000,000	5.375%, 07/01/20	Aa2/AAA	2,075,300
	State of Hawaii Highway Revenue, Series A, AGM
	Insured
1,000,000	5.000%, 07/01/20	Aa2/AAA	1,115,770
2,000,000	5.000%, 07/01/22	Aa2/AAA	2,202,320
	State of Hawaii Highway Revenue, Series B, AGM
	Insured
2,000,000	5.000%, 07/01/16	Aa2/AAA	2,306,120
	State of Hawaii Housing Finance and Development
	Corporation Single Family Mortgage, Series
	A-AMT, FNMA Insured
2,380,000	5.300%, 07/01/22	Aaa/AAA	2,413,320
8,170,000	5.400%, 07/01/29	Aaa/AAA	8,174,330
1,430,000	5.750%, 07/01/30	Aa1/AAA	1,430,472
730,000	5.400%, 07/01/30	Aaa/AAA	730,314
	State of Hawaii Housing Finance and Development
	Corporation Single Family Mortgage, Series B,
	FNMA Insured
4,345,000	5.450%, 07/01/17	Aaa/AAA	4,348,259
5,540,000	5.300%, 07/01/28	Aaa/AAA	5,542,216
	University of Hawaii Revenue
2,725,000	5.500%, 10/01/22	Aa2/A+	3,251,143
	University of Hawaii Revenue, NPFG Insured
5,000,000	5.000%, 07/15/21	Aa2/A+	5,648,300
	University of Hawaii Revenue Refunding, Series A,
	NPFG Insured
4,840,000	4.500%, 07/15/25	Aa2/A+	5,206,340

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	University of Hawaii Revenue, Series A
$1,000,000	4.000%, 10/01/18	Aa2/A+	$1,109,540
	University of Hawaii Revenue, Series A-2
1,000,000	4.000%, 10/01/14	Aa2/A+	1,103,390
500,000	4.000%, 10/01/15	Aa2/A+	557,065
2,175,000	4.000%, 10/01/17	Aa2/A+	2,430,323
1,000,000	4.000%, 10/01/19	Aa2/A+	1,103,980
	University of Hawaii Revenue, Series B-2
1,500,000	4.000%, 10/01/14	Aa2/A+	1,655,085
	University of Hawaii Revenue, AGM-ICC NPFG
	Insured
2,000,000	5.000%, 10/01/23	Aa2/AAA	2,241,040
	University of Hawaii, University System Revenue,
	FGIC Insured, Prerefunded to 07/12/12 @100
	Collateral: State and Local Government Securities
1,650,000	5.125%, 07/15/32	Aa2/A+	1,785,498
	Total Revenue Bonds		306,944,373

	Commercial Paper (1.0%)

	City and County of Honolulu, Hawaii
5,000,000	0.280%, 11/02/10	P-1/A-1+	4,999,513
3,000,000	0.280%, 11/02/10	P-1/A-1+	2,999,805
	Total Commercial Paper		7,999,318

	Total Investments (cost $771,887,312-note 4)	97.7%	815,988,429
	Other assets less liabilities	2.3	19,285,879
	NET ASSETS	100.0%	$835,274,308

*	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

**
Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

Fitch Ratings: *** AA **** A

HAWAIIAN TAX-FREE TRUST
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

Percent of
Portfolio Distribution by Quality Rating	Portfolio †
Aaa or #Aaa or VMIG1 or P-1	8.3%
Prerefunded bonds †† / Escrowed to Maturity bonds	14.4
Aa of Moody’s	66.2
A of Moody’s or Fitch	7.7
Baa of Moody's	3.0
Not rated**	0.4
100.0%

†	Calculated using the Moody's rating unless otherwise noted.
††	Prerefunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

AGM AMBAC AMT CIFG CR FGIC FNMA ICC LOC NPFG NR TCRS VRDO
Assured Guaranty Municipal Corp.
American Municipal Bond Assurance Corporation
Alternative Minimum Tax
CDC IXIS Financial Guaranty
Custodial Receipts
Financial Guaranty Insurance Co.
Federal National Mortgage Association
Insured Custody Certificate
Letter of Credit
National Public Finance Guarantee
Not Rated
Transferable Custodial Receipts
Variable Rate Demand Obligation

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2010 (unaudited)

ASSETS
Investments at value (cost $771,887,312)	$815,988,429
Cash	16,113,972
Interest receivable	9,609,596
Receivable for Trust shares sold	1,502,294
Other assets	38,879
Total assets	843,253,170
LIABILITIES
Payable for investment securities purchased	6,847,441
Dividends payable	549,186
Adviser and Administrator fees payable	274,060
Payable for Trust shares redeemed	192,358
Distribution and service fees payable	5,764
Accrued expenses	110,053
Total liabilities	7,978,862
	$835,274,308
Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares, par value $0.01 per share .	$722,660
Additional paid-in capital	798,521,833
Net unrealized appreciation on investments (note 4)	44,101,117
Accumulated net realized loss on investments	(8,071,302)
	$835,274,308
CLASS A
Net Assets	$736,970,103
Capital shares outstanding	63,762,154
Net asset value and redemption price per share	$11.56
Maximum offering price per share (100/96 of $11.56 adjusted to nearest cent)	$12.04
CLASS C
Net Assets	$62,915,047
Capital shares outstanding	5,446,950
Net asset value and offering price per share	$11.55
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$11.55	*
CLASS Y
Net Assets	$35,389,158
Capital shares outstanding	3,056,878
Net asset value, offering and redemption price per share	$11.58

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2010
(unaudited)

Investment Income:
Interest income		$15,671,711
Expenses:

Investment Adviser fees (note 3)	$569,366
Administrator fees (note 3)	1,057,399
Distribution and service fees (note 3)	1,005,892
Transfer and shareholder servicing agent fees	234,356
Trustees’ fees and expenses (note 8)	107,749
Legal fees (note 3)	81,780
Shareholders’ reports and proxy statements	55,407
Custodian fees (note 6)	25,391
Insurance	18,830
Registration fees and dues	16,614
Auditing and tax fees	13,083
Chief compliance officer (note 3)	2,258
Miscellaneous	25,823
	3,213,948
Expenses paid indirectly (note 6)	(2,922)
Net expenses		3,211,026
Net investment income		12,460,685

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	(36,797)
Change in unrealized appreciation on investments	15,174,006

Net realized and unrealized gain (loss) on investments		15,137,209
Net change in net assets resulting from operations		$27,597,894

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2010	Year Ended
	(unaudited)	March 31, 2010
OPERATIONS:
Net investment income	$12,460,685	$23,895,502
Net realized gain (loss) from securities transactions	(36,797)	(987,067)
Change in unrealized appreciation on investments	15,174,006	9,512,696
Net change in net assets resulting from operations	27,597,894	32,421,131

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(11,223,194)	(21,787,363)

Class C Shares:
Net investment income	(654,563)	(1,044,714)

Class Y Shares:
Net investment income	(582,928)	(1,063,425)
Change in net assets from distributions	(12,460,685)	(23,895,502)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	59,003,438	114,811,474
Reinvested dividends and distributions	7,008,979	13,191,577
Cost of shares redeemed	(35,933,044)	(66,615,960)
Change in net assets from capital share transactions	30,079,373	61,387,091

Change in net assets	45,216,582	69,912,720

NET ASSETS:
Beginning of period	790,057,726	720,145,006

End of period	$835,274,308	$790,057,726

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2010 (unaudited)

1. Organization

     Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, from its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge (of varying size depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On July 21, 1998, the Trust established Class I Shares, which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

b)
Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs –
Municipal Bonds*	815,988,429
Level 3 – Significant Unobservable Inputs	–
Total	$815,988,429

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Trust’s financial statements.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2007-2009) or expected to be taken in the Trust’s 2010 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended March 31, 2010.

i)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements The first disclosure became effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal year ends beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Trust’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments and provides various services to the Trust, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14% of the Trust’s net assets.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

     Aquila Investment Management LLC the (“Administrator”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator for the Trust under an Administration Agreement with the Trust. Under this Agreement, the Administrator provides all administrative services to the Trust, other than those relating to the management of the Trust’s investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26% of the Trust’s net assets.

     The Adviser and the Administrator each agree that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (based on aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust’s total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the six months ended September 30, 2010.

     Under a Compliance Agreement with the Administrator, the Administrator is additionally compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2010, service fees on Class A Shares amounted to $721,286 of which the Distributor retained $33,207.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

ended September 30, 2010, amounted to $213,454. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2010, amounted to $71,152. The total of these payments made with respect to Class C Shares amounted to $284,606 of which the Distributor retained $52,962.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2010, total commissions on sales of Class A Shares amounted to $884,443, of which the Distributor received $78,564.

c) Other Related Party Transactions:

     For the six months ended September 30, 2010, the Trust incurred $81,780 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust’s ongoing operations. The Secretary of the Trust is Of Counsel to that firm.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2010, purchases of securities and proceeds from the sales of securities aggregated $57,532,985, and $23,685,000, respectively.

     At September 30, 2010, the aggregate tax cost for all securities was $771,887,312. At September 30, 2010, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $44,252,860 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $151,743 for a net unrealized appreciation of $44,101,117.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended September 30, 2010		Year Ended
	(unaudited)		March 31, 2010
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold .	3,452,294	$39,520,510	7,306,165	$82,887,110
Reinvested distributions	570,939	6,545,628	1,094,040	12,409,845
Cost of shares redeemed	(2,391,410)	(27,368,827)	(4,806,792)	(54,511,370)
Net change	1,631,823	18,697,311	3,593,413	40,785,585
Class C Shares:
Proceeds from shares sold .	1,220,576	13,968,782	2,170,841	24,608,384
Reinvested distributions	28,309	324,454	47,426	538,085
Cost of shares redeemed	(418,409)	(4,783,594)	(654,305)	(7,409,047)
Net change	830,476	9,509,642	1,563,962	17,737,422
Class Y Shares:
Proceeds from shares sold .	481,931	5,514,146	644,538	7,315,980
Reinvested distributions	12,112	138,897	21,451	243,647
Cost of shares redeemed	(328,963)	(3,780,623)	(414,171)	(4,695,543)
Net change	165,080	1,872,420	251,818	2,864,084
Total transactions in Trust
shares	2,627,379	$30,079,373	5,409,193	$61,387,091

8. Trustees’ Fees and Expenses

     At September 30, 2010 there were 7 Trustees, one of whom is affiliated with the Administrator and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2010 was $90,723. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2010, such meeting-related expenses amounted to $17,026.

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

9. Securities Traded on a When-Issued Basis

The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. Dividends and capital gains distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. At March 31, 2010 the Trust had a capital loss carryover of $7,968,136, of which $2,273,607 expires in 2015, $1,251,412 expires in 2016, $1,198,556 expires in 2017 and $3,244,561 expires in 2018. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed. At March 31, 2010 there were post-October capital loss deferrals of $66,369, which will be recognized in the following year.

The tax character of distributions:

	Year Ended March 31,
	2010	2009
Net tax-exempt income	$23,808,866	$25,982,787
Ordinary income	86,636	188,717
Long-term capital gain	–	–
	$23,895,502	$26,171,504

HAWAIIAN TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2010 (unaudited)

As of March 31, 2010, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$28,927,111
Undistributed tax-exempt income	457,195
Other accumulated losses	(8,034,505)
Other temporary differences	(457,195)
$20,892,606

The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

The three major rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only a few are now deemed to be investment grade and several have had their ratings withdrawn by the rating agencies. Thus, while certain bonds still have insurance, some are no longer rated based upon the ratings of their insurers.

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended
	9/30/10		Year Ended March 31,
	(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.34		$11.21	$11.15	$11.33	$11.32	$11.51
Income (loss) from investment operations:
Net investment income	0.18	(1)	0.36 (1)	0.42 (1)	0.46 (1)	0.46 (2)	0.43 (2)
Net gain (loss) on securities (both realized
and unrealized)	0.22		0.13	0.06	(0.18)	0.02	(0.18)
Total from investment operations	0.40		0.49	0.48	0.28	0.48	0.25
Less distributions (note 10):
Dividends from net investment income	(0.18)		(0.36)	(0.42)	0.46	(0.46)	(0.43)
Distributions from capital gains	–		–	–	–	(0.01)	(0.01)
Total distributions	(0.18)		(0.36)	(0.42)	(0.46)	(0.47)	(0.44)
Net asset value, end of period	$11.56		$11.34	$11.21	$11.15	$11.33	$11.32
Total return (not reflecting sales charge)	3.54	%(3)	4.44%	4.43%	2.49%	4.28%	2.19%
Ratios/supplemental data
Net assets, end of period (in millions)	$737		$705	$656	$636	$645	$666
Ratio of expenses to average net assets	0.74	%(4)	0.74%	0.75%	0.75%	0.75%	0.74%
Ratio of net investment income to average
net assets	3.11	%(4)	3.19%	3.80%	4.06%	3.99%	3.76%
Portfolio turnover rate	3	%(3)	13%	10%	18%	38%	22%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.74	%(4)	0.74%	0.74%	0.75%	0.75%	0.74%

__________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Not annualized.
(4)	Annualized.

See accompanying notes to financial statements.

HAWAIIAN TAX-FREE TRUST
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C												Class Y
	Six Months												Six Months
	Ended												Ended
	9/30/10		Year Ended March 31,										9/30/10		Year Ended March 31,
	(unaudited)		2010		2009		2008		2007		2006		(unaudited)		2010	2009	2008	2007	2006
Net asset value, beginning of period	$11.34		$11.20		$11.14		$11.33		$11.31		$11.50		$11.36		$11.23	$11.17	$11.35	$11.34	$11.52
Income (loss) from investment operations:
Net investment income	0.13	(1)	0.27	(1)	0.33	(1)	0.37	(1)	0.36	(2)	0.34	(2)	0.19	1)	0.39 (1)	0.44 (1)	0.48 (1)	0.48 (2)	0.46 (2)
Net gain (loss) on securities (both
realized and unrealized)	0.21		0.14		0.06		(0.19)		0.03		(0.18)		0.22		0.13	0.06	(0.18)	0.02	(0.18)
Total from investment operations	0.34		0.41		0.39		0.18		0.39		0.16		0.41		0.52	0.50	0.30	0.50	0.28
Less distributions (note 10):
Dividends from net investment income	(0.13)		(0.27)		(0.33)		(0.37)		(0.36)		(0.34)		(0.19)		(0.39)	(0.44)	(0.48)	(0.48)	(0.45)
Distributions from capital gains	–		–		–		–		(0.01)		(0.01)		–		–	–	–	(0.01)	(0.01)
Total distributions	(0.13)		(0.27)		(0.33)		(0.37)		(0.37)		(0.35)		(0.19)		(0.39)	(0.44)	(0.48)	(0.49)	(0.46)
Net asset value, end of period	$11.55		$11.34		$11.20		$11.14		$11.33		$11.31		$11.58		$11.36	$11.23	$11.17	$11.35	$11.34
Total return	3.03	%(3)(5)	3.70	%(5)	3.60	%(5)	1.59	%(5)	3.55	%(5)	1.37	%(5)	3.64	%(3)	4.65%	4.64%	2.70%	4.49%	2.48%
Ratios/supplemental data
Net assets, end of period (in millions)	$62.9		$52.3		$34.2		$30.2		$35.6		$36.7		$35.4		$32.9	$29.6	$27.7	$22.8	$18.5
Ratio of expenses to average net assets	1.54	%(4)	1.54%		1.55%		1.55%		1.55%		1.54%		0.54	%(4)	0.54%	0.55%	0.55%	0.55%	0.54%
Ratio of net investment income to
average net assets	2.30	%(4)	2.37%		2.99%		3.26%		3.19%		2.96%		3.31	%(4)	3.39%	4.00%	4.26%	4.19%	3.96%
Portfolio turnover rate	3	%(3)	13%		10%		18%		38%		22%		3	%(3)	13%	10%	18%	38%	22%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.54	%(4)	1.54%		1.54%		1.55%		1.55%		1.54%		0.54	%(4)	0.54%	0.54%	0.55%	0.55%	0.54%

__________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Not annualized.
(4)	Annualized.
(5)	Not reflecting CDSC.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2010 and held for the six months ended September 30, 2010.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended September 30, 2010

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.54%	$1,000.00	$1,035.40	$3.78
Class C	3.03%	$1,000.00	$1,030.30	$7.84
Class Y	3.64%	$1,000.00	$1,036.40	$2.76

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.74%, 1.54% and 0.54% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2010

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.36	$3.75
Class C	5.00%	$1,000.00	$1,017.35	$7.79
Class Y	5.00%	$1,000.00	$1,022.36	$2.74

(1)
Expenses are equal to the annualized expense ratio of 0.74%, 1.54% and 0.54% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Hawaiian Tax-Free Trust (the “Trust”) was held on September 30, 2010. The holders of shares representing 79% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

1. To elect Trustees.

Dollar Amount of Votes:

Trustee	For	Withheld
Diana P. Herrmann	$631,862,353	$6,712,927
Stanley W. Hong	$629,251,638	$9,323,631
Richard L. Humphreys	$630,992,320	$7,582,960
Bert A. Kobayashi, Jr.	$630,743,547	$7,831,733
Theodore T. Mason	$631,440,944	$7,134,337
Glenn P. O’Flaherty	$631,182,429	$7,392,851
Russell K. Okata	$619,628,164	$18,947,116

2. To ratify the selection of Tait, Weller & Baker LLP as the Trust’s independent registered public accounting firm.

Dollar Amount of Votes:

For	Against	Abstain
$624,933,953	$1,708,831	$11,932,484

Additional Information (unaudited)

Renewal of the Investment Advisory Agreement

     Renewal until June 30, 2011 of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser was approved by the Board of Trustees and the independent Trustees in June, 2010. At a meeting called and held for the foregoing purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

•	Copies of the agreements to be renewed;

•	A term sheet describing the material terms of the agreements;

•	The Annual Report of the Trust for the year ended March 31, 2010;

•
A report, prepared by the Adviser and Administrator and provided to the Trustees for the Trustees’ review, containing data about the performance of the Trust, data about its fees, expenses and purchases and redemptions of its shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Adviser and the Administrator; and

•	Quarterly materials reviewed at prior meetings on the Trust's performance, operations, portfolio and compliance.

     The Trustees reviewed materials relevant to, and considered, the following factors:

The nature, extent, and quality of the services provided by the Adviser.

     The Adviser has employed Mr. Stephen K. Rodgers as portfolio manager for the Trust and has provided facilities for credit analysis of the Trust’s portfolio securities. Mr. Rodgers, based in Honolulu, has provided local information regarding specific holdings in the Trust’s portfolio. The portfolio manager has also been available to and has met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Trust’s portfolio, with which to assess the Trust as an investment vehicle for residents of Hawaii in light of prevailing interest rates and local economic conditions. In addition, he has been present at all regular meetings of the Board and Shareholders.

     The Board considered that the Adviser had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Trust, given that its purpose is to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

     The Board concluded that the services provided were appropriate and satisfactory and that the Trust would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

The investment performance of the Trust and Adviser.

     The Board reviewed each aspect of the Trust’s performance and compared its performance with that of 1) its local competitors, 2) its peer group (i.e., Morningstar single-state intermediate tax-free municipal bond funds nationwide) and 3) a benchmark index. It was noted that the materials provided by the Adviser indicated that the Trust had investment performance that was generally lower compared to that of its local competition and peer group for the one-year period, but generally comparable in performance for the three-, five- and ten-year periods. Furthermore, the Trustees noted that the Trust’s net asset value generally fluctuated modestly compared to the three competitive Hawaii funds over the past one-, three- and five- year periods. The Board considered these results to be consistent with the purposes of the Trust.

     The Board concluded that the performance of the Trust was good, in light of market conditions, the length of its average maturities, its investment objectives and its long-standing emphasis on minimizing risk. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Trust.

     The information provided contained expense data for the Trust and its local competitors as well as data for its Morningstar peer group, including data for such front-end load funds of a comparable asset size. The materials also showed the profitability to the Adviser of its services to the Trust.

     The Board compared the expense and fee data with respect to the Trust to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Trust and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Trust’s local competitors.

     The Board further concluded that the profitability to the Adviser did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows.

     Data provided to the Trustees showed that the Trust’s asset size had increased after several years of general decline. The Trustees also noted that the materials indicated that the Trust’s fees were already generally lower than those of its peers, including those with breakpoints. Evaluation of this factor indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust.

     The Board observed that, as is generally true of most fund complexes, the Adviser and its affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Adviser and its affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Administrator publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com.The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2010 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

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Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Administrator
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Adviser
ASSET MANAGEMENT GROUP of BANK of HAWAII
P.O. Box 3170
Honolulu, Hawaii 96802

Board of Trustees
Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O’Flaherty
Russell K. Okata

Officers
Diana P. Herrmann, President
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Sherri Foster, Senior Vice President
Stephen J. Caridi, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus, which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee December 8, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer December 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee December 8, 2010

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer December 8, 2010

HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.